Financial assets, liabilities and financial result (excluding Orange Bank) - Net financial debt - Additional information (Details) € in Millions	Dec. 31, 2017 EUR (€)
Disclosure of detailed information about financial instruments [abstract]
Escrow deposits	€ 346